Goodwill	9 Months Ended
Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill

	Nine Months Ended	Year Ended
	September 30, 2019	December 31, 2018
	(in thousands)
Opening balance	$756,260	$769,058
Current period acquisitions (Note 6)	136,585	—
Prior period acquisitions	—	1,048
Foreign exchange movement	(15,828)	(13,846)

Closing balance	$877,017	$756,260